SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets Measured On Nonrecurring Basis Unobservable Input Reconciliation [Line Items]
Goodwill impairment loss	¥ 2,445	¥ 188	¥ 0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Input Reconciliation [Line Items]
Long-lived asset impairment loss	93,163	27,203	7,965
Goodwill impairment loss	2,445	188
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Input Reconciliation [Line Items]
Property and equipment	21,879	13,561	5,382
Goodwill	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Input Reconciliation [Line Items]
Property and equipment	0	0	0
Goodwill	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Input Reconciliation [Line Items]
Property and equipment	0	0	0
Goodwill	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Input Reconciliation [Line Items]
Property and equipment	21,879	13,561	¥ 5,382
Goodwill	¥ 0	¥ 0